INCOME TAX - Income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
INCOME TAX
Current income tax provision (benefit)	¥ 10,214	$ 1,525	¥ (98,338)	¥ 282,322
Deferred income tax benefit	(624,088)	(93,179)	(425,913)	0
Income tax expenses (benefit)	¥ (613,874)	$ (91,654)	¥ (524,251)	¥ 282,322